EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
Supplement to Statement of Additional Information dated February 1, 2014

The following replaces the first paragraph and table under “Sales Charges and Distributions and Service Fees.” in Appendix A:

Sales Charges and Distribution and Service Fees.  For the fiscal year ended September 30, 2013, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries.  Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Fund	Total Sales Charges Paid	Sales Charges to Financial Intermediaries	Sales Charges to Principal Underwriter	CDSC to Principal Underwriter	Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Financial Intermediaries
AMT-Free	$ 225,235	$ 193,781	$ 31,454	$ 14,000	$ 685,478	$ 693,670
California	185,636	155,395	30,241	0	375,621	346,692
Massachusetts	166,559	140,190	26,369	13,000	279,863	254,838
National	2,665,593	2,290,825	374,768	531,000	6,713,598	5,952,543
New York	328,181	273,824	54,357	5,000	513,982	458,334
Ohio	249,398	209,149	40,249	0	348,172	313,024

September 8, 2014

EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME OPPORTUNITIES FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND
Supplement to Statement of Additional Information dated March 1, 2014, as revised July 1, 2014

The following replaces the first paragraph and table under “Sales Charges and Distributions and Service Fees.” in Appendix A:

Sales Charges and Distribution and Service Fees.  For the fiscal year ended October 31, 2013, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries.  Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Fund	Total Sales Charges Paid	Sales Charges to Financial Intermediaries	Sales Charges to Principal Underwriter	CDSC Paid to Principal Underwriter	Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Financial Intermediaries
Government Obligations	$ 726,169	$ 650,857	$ 75,312	$ 22,000	$ 1,477,440	$ 1,146,222
High Income Opportunities	227,593	188,109	39,484	100	638,311	577,336
Income Fund of Boston	1,333,373	1,123,463	209,910	26,000	4,716,767	4,024,609
Short Duration Government Income	184,972	162,718	22,254	11,000	466,440	369,915

September 8, 2014

EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
Supplement to Statement of Additional Information dated March 1, 2014

The following replaces the first paragraph and table under “Sales Charges and Distributions and Service Fees.” in Appendix B:

Sales Charges and Distribution and Service Fees.  For the fiscal year ended October 31, 2013, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries.  Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Fund	Total Sales Charges Paid	Sales Charges to Financial Intermediaries	Sales Charges to Principal Underwriter	CDSC to Principal Underwriter	Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Financial Intermediaries
Floating-Rate Advantage Fund	$ 3,959,930	$ 3,559,058	$ 400,872	$ 204,000	$ 3,750,051	$ 1,966,612
Floating-Rate Fund	3,531,496	3,287,766	243,730	139,000	5,172,791	3,446,903
Floating-Rate & High Income Fund	325,179	291,074	34,105	4,000	1,888,603	781,526

September 8, 2014

EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
Supplement to Statement of Additional Information dated May 1, 2014

The following replaces the first paragraph and table under “Sales Charges and Distributions and Service Fees.” in Appendix A:

Sales Charges and Distribution and Service Fees.  For the fiscal year ended December 31, 2013, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries.  Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Fund	Total Sales Charges Paid	Sales Charges to Financial Intermediaries	Sales Charges to Principal Underwriter	CDSC to Principal Underwriter	Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Financial Intermediaries
Tax-Managed Growth Fund 1.1	$133,329	$112,794	$20,535	$115	$ 2,392,773	$ 2,308,508
Tax-Managed Growth Fund 1.2	226,255	189,073	37,182	209	794,034	749,010

September 8, 2014

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP FUND
EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Statement of Additional Information dated March 1, 2014

The following replaces the first paragraph and table under “Sales Charges and Distributions and Service Fees.” in Appendix A:

Sales Charges and Distribution and Service Fees.  For the fiscal year ended October 31, 2013, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries.  Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Fund	Total Sales Charges Paid	Sales Charges to Financial Intermediaries	Sales Charges to Principal Underwriter	CDSC Paid to Principal Underwriter	Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Financial Intermediaries
Tax-Managed Equity Asset Allocation Fund	$238,139	$207,144	$ 30,995	$1,000	$ 558,720	$ 504,877
Tax-Managed Global Dividend Income Fund	798,894	684,882	114,012	900	1,200,782	1,033,606
Tax-Managed Multi-Cap Growth Fund	24,930	20,629	4,301	100*	93,120	88,417
Tax-Managed Small-Cap Fund	17,154	13,991	3,163	0	161,163	188,410
Tax-Managed Small-Cap Value Fund	30,813	25,777	5,036	200	65,730	57,717
Tax-Managed Value Fund	130,379	109,705	20,674	1,000	933,733	863,638

*  Less than $100

 September 8, 2014